Summary of Significant Accounting Policies (Details)		3 Months Ended		9 Months Ended
	Nov. 23, 2021 USD ($)	Sep. 30, 2022 USD ($) lease	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) lease	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) lease
Summary of Significant Accounting Policies
Number of operating leases | lease		1		1		1
Remaining lease term, warehouse facility		10 years		10 years		10 years
Operating leases, remaining payments due		$ 2,475,000		$ 2,475,000		$ 2,674,546
Provision for income taxes	$ 0
Product revenues		58,385	$ 261,299	136,037	$ 261,299
Liability for uncertain tax positions		$ 0		$ 0		$ 0